Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current tax	$ 0	$ 0	$ 0	$ 0
Total current tax (benefit)/expense	0	0	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	(6)	(43)	0	(187)
(Decrease)/increase in deferred tax liabilities	(65)	(37)	(126)	45
Total deferred tax (benefit)/expense	(71)	(80)	(126)	(142)
Income tax (benefit)/expense	$ (71)	$ (80)	$ (126)	$ (142)